Warranty liability	12 Months Ended
Dec. 31, 2016
Product Warranties Disclosures [Abstract]
Warrant liability
17. Warranty liability:

A continuity of the warranty liability is as follows:

	Years ended December 31,
	2016	2015	2014
Balance, beginning of year	$13,991	$23,109	$28,845
Warranty assumed on acquisition	5,180	—	1,952
Warranty claims	(7,353)	(9,438)	(10,709)
Warranty accruals	2,811	427	2,734
Impact of foreign exchange changes	(859)	(107)	287
Balance, end of year	13,770	13,991	23,109
Less: Current portion	(6,834)	(5,554)	(9,696)
Long-term portion	$6,936	$8,437	$13,413